Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets
	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2020	9,914,104	-	-	-	9,914,104
Foreign currency adjustment	(47,444)				(47,444)
Additions	2,352,248	4,840,000	750,000	1,550,000	9,492,248
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908
Additions	2,496,621	-	-	-	2,496,621
Impairments	-	(1,194,377)	(235,555)	(243,407)	(1,673,340)
At December 31, 2022	14,748,072	3,645,623	514,445	1,306,593	20,214,732
Accumulated amortization
At December 31, 2020	8,176,688	-	-	-	8,176,688
Amortization	1,304,991	403,333	-	301,389	2,009,713
At December 31, 2021	9,481,679	403,333	-	301,389	10,186,401
Amortization	1,729,326	691,430	-	516,667	2,937,423
At December 31, 2022	11,334,223	1,037,144	-	775,000	13,156,368
Carrying amounts
At December 31, 2020	2,256,903	-	-	-	1,737,416
At December 31, 2021	2,636,555	4,494,286	750,000	1,291,667	9,172,507
At December 31, 2022	3,403,849	2,608,479	514,445	531,593	7,058,366